Results of Segments (Tables)	12 Months Ended
Dec. 31, 2024
Results of Segments
Schedule of revenue and results of segment

€ millions	2024		2023		2022
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	17,141	17,212	13,664	14,058	11,426
Software licenses	1,399	1,400	1,764	1,801	2,056
Software support	11,290	11,343	11,496	11,782	11,909
Software licenses and support	12,689	12,743	13,261	13,584	13,965
Cloud and software	29,830	29,955	26,924	27,641	25,391
Services	4,346	4,355	4,283	4,392	4,128
Total segment revenue	34,176	34,310	31,207	32,033	29,520
Cost of cloud	-4,582	-4,597	-3,842	-3,930	-3,445
Cost of software licenses and support	-1,262	-1,261	-1,356	-1,372	-1,350
Cost of cloud and software	-5,844	-5,858	-5,199	-5,302	-4,795
Cost of services	-3,321	-3,329	-3,405	-3,473	-3,154
Total cost of revenue	-9,165	-9,187	-8,604	-8,775	-7,949
Cloud gross profit	12,559	12,616	9,821	10,128	7,981
Segment gross profit	25,011	25,124	22,603	23,258	21,571
Other segment expenses	-16,858	-16,892	-16,089	-16,476	-15,124
Segment profit	8,153	8,232	6,514	6,781	6,447

[1] The 2024 constant currency amounts are only comparable to 2023 actual currency amounts; 2023 constant currency amounts are only comparable to 2022 actual currency amounts.